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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-21338

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                    AllianzGI Convertible & Income Fund II
              (Exact name of registrant as specified in charter)

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                       1633 Broadway, New York, NY 10019
                    (Address of Principal Executive Office)

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                       Allianz Global Investors U.S. LLC
                                 1633 Broadway
                              New York, NY 10019
                    (Name and Address of Agent for Service)

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       Registrant's telephone number, including area code: 212-739-3000

                     Date of fiscal year end: February 28

         Date of reporting period: July 1, 2018 through June 30, 2019

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Item 1. Proxy Voting Record

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21338
Reporting Period: 07/01/2018 - 06/30/2019
AllianzGI Convertible & Income Fund II









==================== AllianzGI Convertible & Income Fund II ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

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SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

             (Registrant):             AllianzGI Convertible & Income Fund II

By (Signature and Title)*:   /s/ Thomas J. Fuccillo
                             ---------------------------------------------
                             Name: Thomas J. Fuccillo
                             Title: President and Chief Executive Officer

Date: August 28, 2019

* Print the name and title of each signing officer under his or her signature.